UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2006
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.


ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
March 31, 2006
(UNAUDITED)




                                                 Principal     Market     Percent of
Security                                           Amount       Value     Net Assets

U.S. AGENCY STEP-UP OBLIGATIONS:

Maturity of 1 - 5 years:
-----------------------------------------------
Federal Natl Mtg Assn Step Up Note               $  765,000  $   746,592         5.1%
4.000% Due 02-26-10

Maturity of 5 - 10 years:
-----------------------------------------------
Federal Home Ln Bks                                 800,000      790,250
4.000% Due 10-28-11
Federal Home Ln Bks                                 700,000      679,875
4.000% Due 07-30-13
Federal Home Ln Mtg Corp Step Up Notes            1,230,000    1,216,476
5.000% Due 01-27-15
Federal Natl Mtg Assn Mtn                         1,000,000      974,063
5.000% Due 02-25-15
                                                               3,660,664        25.2%

Maturity of 10 - 20 years:
-----------------------------------------------
Federal Home Ln Bks                               2,000,000    1,906,250
4.250% Due 06-04-18
Federal Home Ln Bks                                 500,000      459,531
4.250% Due 07-16-18
Federal Home Ln Mtg Corp Mtn                        390,000      384,320
5.125% Due 08-15-18
Federal Home Ln Mtg Corp Step Up                    750,000      736,180
4.999% Due 09-21-18
Federal Natl Mtg Assn Mtn                           300,000      288,281
5.000% Due 09-17-19
                                                               3,774,562        25.9%

TOTOAL U.S. AGENCY STEP-UP
OBLIGATIONS (Cost $8,428,975)                                  8,181,818        56.2%

U.S. CORPORATE OBLIGATIONS:

Maturity of 10 - 20 years:
-----------------------------------------------
Intl Bk Recon Dev Mtns Be                           850,000      820,250
7.000% Due 08-13-18
General Elec Cap Corp Mtn Be                        200,000      187,315
4.875% Due 10-28-21
Household Fin Corp Int Nt Be                        300,000      301,989
7.750% Due 04-15-22
                                                               1,309,554         9.0%

Maturity of 20 - 30 years:
-----------------------------------------------
Bank Amer Corp Sub Intnts Be                        250,000      247,986         1.7%
7.000% Due 06-15-26

TOTAL U.S. CORPORATE OBLIGATIONS
(Cost $1,629,009)                                              1,557,540        10.7%


FOREIGN SOVEREIGN OBLIGATIONS:

Maturity of 5 - 10 years:
-----------------------------------------------
Bayerische Lndbk Note                               350,000      338,625
6.750% Due 10-29-13

TOTAL FOREIGN SOVEREIGN
OBLIGATIONS
(Cost $350,000)                                                  338,625         2.3%

TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of 1 - 5 years:
-----------------------------------------------
Chicago Heights IL                                  170,000      174,735
7.350% Due 12-01-07
Minneapolis MN Cmty Dev                             200,000      201,108
10.400% Due 12-01-07
Maricopa Cnty AZ Indl Dv Sr Living                  435,000      430,654
6.000% Due 07-01-08
Oklahoma City OK Arpt Trust                         475,000      475,000
6.950% Due 07-01-08
Dayton OH                                           140,000      140,000
6.250% Due 11-01-08
Dayton OH Economic Dev Rev                          140,000      143,980
6.380% Due 12-01-09
                                                               1,565,477        10.7%

Maturity of 5 - 10 years:
-----------------------------------------------
Denver CO City & Cnty Sd 1                          500,000      541,325
6.940% Due 12-15-12
Dayton OH                                           250,000      250,000
6.500% Due 11-01-13
Sacramento CA Redev Agy                             200,000      207,572
6.375% Due 11-01-13
                                                                 998,897         6.9%

Maturity of 10 - 20 years:
-----------------------------------------------
Ohio State                                          750,000      771,263
7.600% Due 10-01-16
Palmdale CA Redev                                   225,000      236,531
7.900% Due 09-01-17
                                                               1,007,794         6.9%

Maturity of 20 - 30 years:
-----------------------------------------------
Broward Cnty FL Professional Sports Fac             500,000      515,615         3.5%
8.110% Due 09-01-28

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $4,121,453)                                  4,087,783        28.0%

TOTAL U.S. AGENCY STEP-UP, U.S.
CORPORATE, FOREIGN SOVEREIGN AND
TAXABLE MUNICIPAL OBLIGATIONS
(Cost $14,529,437)                                            14,165,766        97.2%

SHORT-TERM OBLIGATIONS
First American Treasury Obligations                               30,248
Federated Prime Obligations                                      200,000

TOTAL SHORT-TERM OBLIGATIONS                                     230,248         1.6%
(Cost $230,248)

TOTAL INVESTMENTS                                             14,396,014        98.8%
(Cost $14,759,685) (1)

OTHER ASSETS AND LIABILITIES                                     171,476         1.2%

Net Assets                                                   $14,567,490       100.0%

(1) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note A)

NOTES TO FINANCIAL STATEMENTS
March 31, 2006
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended March 31, 2006, aggregated $192,500 and $750,000, respectively. Purchases and sales of long-term U.S. Government Securities for the three months ended March 31, 2006, aggregated $0 and $0, respectively.
At March 31, 2006, gross unrealized appreciation on investments was $35,443 and gross unrealized depreciation on investments was $399,114 for a net unrealized depreciation of $363,671 for financial reporting and federal income tax purposes.


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 12, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
May 12, 2006               /s/________________________________________________
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Date                          Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 12, 2006                s/________________________________________________
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Date                           James M. Johnson, President

By:
May 12, 2006               /s/________________________________________________
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Date                           Kathleen Carlson, Treasurer